Description of the Plan (Additional Information) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Maximum annual participant contribution percentage	100.00%
Maximum annual participant contribution amount	$ 23,500
Automatic deferral rate	6.00%
Annual increase in automatic deferral rate, percentage	1.00%
Employee benefit plan participant contribution withheld percentage	10.00%
After-tax contribution percentage	100.00%
After-tax contribution amount	$ 70,000
Employee benefit plan, maximum annual catch up contribution amount	7,500
Employee benefit plan, maximum annual catch up contribution amount for paticipants between age 60 and 63	$ 11,250
EBP, employer contribution, matching percentage	100.00%
EBP, employer contribution, participant compensation matched, percentage	6.00%
Employee benefit plan employer contribution matching amount for semi monthly associates	$ 3,000
Employee benefit plan eligible earnings for employer contribution for semi monthly associates	eligible earnings under $250,000
Employee benefit plan employer contribution matching amount for commission paid associates	$ 1,000
Employee benefit plan eligible earnings for employer contribution for commission paid associates	eligible earnings greater than $250,000
Employee benefit plan, vesting percentage	100.00%
EBP, restorative payments for lost earnings	$ 4,800,000
Forfeited balances used to reduce matching contribution obligations	1,200,000
Unallocated forfeitures	1,500,000	$ 1,100,000
Participants minimum borrowing amount	1,000
Participants maximum borrowing amount	$ 50,000
Notes receivable from participants, account, maximum borrowing, to total account, percentage	50.00%
Termination vested percentage	100.00%